Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2026
Shareholders' Equity [Abstract]
Schedule of Stock Option Award Activity

A summary of our stock option award activity as of and for the year ended March 31, 2026 is as follows:

	Shares Underlying Stock Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of March 31, 2025	-	$-	-	$-
Granted	578,900	4	5.8	-
Exercised	-	-	-	-
Canceled/forfeited	-	-	-	-
Outstanding as of March 31, 2026	578,900	4	5.6	-
Vested and expected to vest as of March 31, 2026	48,242	4	5.6	-
Exercisable as of March 31, 2026	48,242	$4	5.6	$-

Schedule of Assumptions Used in the Black-Scholes Model	The assumptions used in the Black-Scholes Model were as follows:
	For the years ended March 31,
	2026	2025	2024
Expected volatility	199.73%	-	-
Average expected term (in years)	5.8 years	-	-
Risk-free interest rate	3.78%	-	-
Expected dividend yield	-	-	-

Schedule of Status of the Non-vested Options

A summary of the status of the non-vested options to purchase shares or to subscribe to new shares as of March 31, 2026, and changes during the year ended March 31, 2026 is presented below:

	Shares Underlying Stock Options	Weighted Average Exercise Price per Share
Non-vested as of April 1, 2025	-	$-
Granted	578,900	4
Vested	(48,242)	4
Canceled/forfeited	-	-
Non-vested as of March 31, 2026	530,658	4
Vested and expected to vest as of March 31, 2026	48,242	4
Exercisable as of March 31, 2026	48,242	$4